Accounts receivable, net - Aging (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Aging of accounts receivable based on due date
Total accounts receivable	$ 63,209	¥ 447,572	¥ 366,214
Not past due
Aging of accounts receivable based on due date
Total accounts receivable	40,269	285,136	219,216
Within one year past due
Aging of accounts receivable based on due date
Total accounts receivable	3,838	27,179	27,138
Between one to two years past due
Aging of accounts receivable based on due date
Total accounts receivable	2,916	20,645	30,255
Over two years past due
Aging of accounts receivable based on due date
Total accounts receivable	$ 16,186	¥ 114,612	¥ 89,605